Fair Value Measurements - Schedule of Carrying Values and Estimated Fair Values of Debt Instruments (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023
Fair Value Disclosures [Abstract]
Carrying Value	$ 572,270,000	$ 498,641,492
Fair Value	$ 572,270,000